Offerings - Offering: 1	Aug. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 479,614,976.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,234.83
Offering Note	Title of each class of securities to which transaction applies: ordinary shares, £0.50 par value per share (“Luxfer Ordinary Shares”), of Luxfer Holdings PLC (“Luxfer”), each share of which will be converted into the right to receive $17.37 in cash subject to the terms and conditions of the Transaction Agreement and Scheme of Arrangement.

Aggregate number of securities to which transaction applies:

In accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of August 25, 2026 based on the sum of: (A) 26,993,204 Luxfer Ordinary Shares issued and outstanding; (B) 248,088 Luxfer Ordinary Shares subject to outstanding share options; (C) 272,716 Luxfer Ordinary Shares subject to restricted stock unit awards; (D) 111,960 Luxfer Ordinary Shares issuable pursuant to outstanding performance stock unit awards (assuming any applicable performance goals were achieved at the maximum level of performance); and (E) 1,950,796 Luxfer Ordinary Shares held in the treasury of Luxfer.

Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):

Solely for purposes of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of: (A) 26,993,204 Luxfer Ordinary Shares, multiplied by $17.37; (B) 248,088 Luxfer Ordinary Shares subject to outstanding Luxfer Share Options, multiplied by $16.37 (which is the difference between the transaction consideration of $17.37 and the exercise price of $1.00 per share); (C) 272,716 Luxfer Ordinary Shares subject to restricted stock unit awards, multiplied by $17.37; and (D) 111,960 Luxfer Ordinary Shares issuable pursuant to outstanding performance stock unit awards, multiplied by $17.37.

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction as calculated in this note (1) by 0.00013810.